Schedule of Investments
November 30, 2019
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–113.53%(a)
CD Mortgage Trust, Series 2017-CD3, Class D, 3.25%, 01/10/2027(b)(c)	$2,000,000	$1,875,281
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class D, 5.26%, 02/10/2024(c)(d)	500,000	537,911
Series 2014-GC19, Class XA, IO, 1.32%, 01/10/2024(b)(d)	41,541,067	1,726,293
Series 2014-GC23, Class D, 4.64%, 07/10/2024(b)(c)(d)	3,000,000	2,983,136
Commercial Mortgage Trust,
Series 2013-CR13, Class D, 5.05%, 12/10/2023(c)(d)	3,250,000	3,377,152
Series 2014-CR14, Class C, 4.79%, 01/10/2024(d)	1,000,000	1,042,187
Series 2014-CR19, Class C, 4.91%, 08/10/2024(d)	3,000,000	3,186,567
Series 2014-CR19, Class D, 4.91%, 08/10/2024(b)(c)(d)	4,000,000	4,006,270
Series 2014-LC15, Class XA, IO, 1.27%, 12/10/2023(b)(d)	44,138,322	1,752,238
Series 2014-UBS4, Class C, 4.80%, 07/10/2024(d)	3,000,000	3,124,288
Series 2014-UBS4, Class XD, IO, 1.11%, 06/10/2024(c)(d)	23,372,874	891,383
Series 2014-UBS5, Class D, 3.50%, 09/10/2024(b)(c)	4,500,000	4,006,639
Series 2014-UBS6, Class D, 4.10%, 12/10/2024(b)(c)(d)	5,000,000	4,604,394
Series 2014-UBS6, Class D, 4.60%, 12/10/2024(d)	1,287,000	1,322,915
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class E, 3.35%, 11/15/2027(c)(d)	4,000,000	2,870,647
DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.38%, 06/10/2027(c)(d)	3,500,000	3,208,006
Freddie Mac Multifamily Structured Pass Through Ctfs., Series 2017-K041, Class X1, IO, 0.68%, 07/25/2024(b)(d)	95,761,848	2,286,984
FREMF Mortgage Trust,
Series 2015-K46, Class B, 3.82%, 03/25/2025(c)(d)	3,000,000	3,145,563
Series 2016-K57, Class C, 4.05%, 08/25/2026(c)(d)	3,000,000	3,015,136
Series 2017-K62, Class B, 4.00%, 01/25/2027(c)(d)	1,000,000	1,051,097
Series 2017-K71, Class C, 3.88%, 11/25/2027(c)(d)	3,000,000	3,077,102
Series 2017-KF41, Class B, 4.52% (1 mo. USD LIBOR + 2.50%), 11/25/2024(c)(e)	1,496,388	1,509,124
GS Mortgage Securities Trust, Series 2015-GC30, Class C, 4.19%, 05/10/2025(d)	3,398,000	3,534,468
Principal Amount		Value
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/2023(c)	$3,000,000	$3,016,366
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.24%, 06/15/2023(d)	500,000	503,261
Series 2014-C22, Class D, 4.71%, 08/15/2024(b)(c)(d)	3,500,000	3,206,158
Series 2014-C23, Class D, 4.11%, 09/15/2024(b)(c)(d)	3,500,000	3,480,525
Series 2014-C26, Class D, 4.01%, 12/15/2024(b)(c)(d)	4,954,000	4,853,655
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/2024(b)(c)	4,000,000	3,843,652
Series 2015-C22, Class D, 4.38%, 04/15/2025(b)(c)(d)	4,379,676	4,140,553
Series 2015-C24, Class D, 3.26%, 07/15/2025(c)	1,300,000	1,224,902
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 02/15/2026(b)(c)	3,532,000	3,275,292
Motel 6 Mortgage Trust, Series 2017-MTL6, Class F, 6.02% (1 mo. USD LIBOR + 4.25%), 08/15/2020(c)(e)	2,415,373	2,437,124
Stonemont Portfolio Trust, Series 2017-MONT, Class F, 5.32% (1 mo. USD LIBOR + 3.60%), 08/20/2020(c)(e)	3,050,230	3,061,648
Tricon American Homes Mortgage Trust, Series 2017-SFR2, Class E, 4.22%, 01/17/2024(c)	3,000,000	3,068,825
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(b)(c)(d)	3,500,000	3,359,360
Series 2015-NXS2, Class D, 4.46%, 07/15/2025(d)	1,000,000	1,010,404
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class D, 4.05%, 09/15/2024(b)(c)(d)	3,500,000	2,912,588
Series 2014-LC14, Class D, 4.59%, 02/15/2024(b)(c)(d)	3,500,000	3,443,000
Total Asset-Backed Securities (Cost $99,844,560)		104,972,094
Shares
Preferred Stocks–10.93%
Mortgage REITs–10.93%
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.	100,000	2,530,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	97,000	2,518,120
Two Harbors Investment Corp., 7.63%, Series B, Pfd.	98,000	2,588,180

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

	Shares	Value
Mortgage REITs–(continued)
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	96,000	$2,465,280
Total Preferred Stocks (Cost $9,883,077)		10,101,580
	Principal Amount
U.S. Dollar Denominated Bonds & Notes–3.28%
Mortgage REITs–3.28%
Granite Point Mortgage Trust, Inc., Conv., 5.63%, 12/01/2022 (Cost $2,995,737)(c)	$3,000,000	3,032,464
U.S. Treasury Securities–0.46%
U.S. Treasury Bills–0.46%
1.78% - 2.36%, 12/19/2019(f)(g)	400,000	399,602
1.53% - 1.61%, 04/09/2020(g)	24,000	23,867
Total U.S. Treasury Securities (Cost $423,465)		423,469
Shares		Value
Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(h)	673,777	$673,777
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(h)	584,373	584,607
Invesco Treasury Portfolio, Institutional Class, 1.52%(h)	770,031	770,031
Total Money Market Funds (Cost $2,028,365)		2,028,415
TOTAL INVESTMENTS IN SECURITIES–130.39% (Cost $115,175,204)		120,558,022
REVERSE REPURCHASE AGREEMENTS– (31.36)%		(29,000,000)
OTHER ASSETS LESS LIABILITIES—0.97%		902,054
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$92,460,076
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$29,000,000	$(29,000,000)	$—

* Amount does not include excess collateral pledged.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $88,514,953, which represented 95.73% of the Fund’s Net Assets.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(f)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value(b)	Unrealized Appreciation(b)
Credit Risk
JPMorgan Chase Bank, N.A.	Markit CMBX North America BBB - Index Series 8, Version 1	Sell	3.00%	Monthly	10/17/2057	3.73%	$8,400,000	$(935,288)	$(248,882)	$686,406

(a)	Implied credit spreads represent the current level, as of November 30, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	Swaps are collateralized by $380,000 cash held with JPMorgan Chase Bank, N.A., the Counterparty.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 mo. USD LIBOR	Quarterly	(2.857)%	Semi-annual	11/29/2024	USD	(12,600,000)	$—	$(770,171)	$(770,171)
Receive	3 mo. USD LIBOR	Quarterly	(2.826)	Semi-annual	11/29/2024	USD	(3,000,000)	—	(178,930)	(178,930)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(949,101)	$(949,101)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$104,972,094	$—	$104,972,094
Preferred Stocks	10,101,580	—	—	10,101,580
U.S. Dollar Denominated Bonds & Notes	—	3,032,464	—	3,032,464
U.S. Treasury Securities	—	423,469	—	423,469
Money Market Funds	2,028,415	—	—	2,028,415
Total Investments in Securities	12,129,995	108,428,027	—	120,558,022
Other Investments - Assets*
Swap Agreements	—	686,406	—	686,406
Other Investments - Liabilities*
Swap Agreements	—	(949,101)	—	(949,101)
Total Other Investments	—	(262,695)	—	(262,695)
Reverse Repurchase Agreements	—	(29,000,000)	—	(29,000,000)
Total Investments	$12,129,995	$79,165,332	$—	$91,295,327

*	Unrealized appreciation (depreciation).
Invesco High Income 2024 Target Term Fund